WCMA GOVERNMENT SECURITIES FUND
WCMA MONEY FUND
WCMA TAX-EXEMPT FUND
WCMA TREASURY FUND
(each, a “Fund”)

SUPPLEMENT DATED JUNE 4, 2010 TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JULY 29, 2009

Each Fund’s prospectus and statement of additional information are amended as set forth below:

Effective June 18, 2010, each Fund’s name will change as follows:

Current Name	New Name
WCMA Government Securities Fund	BBIF Government Securities Fund
WCMA Money Fund	BBIF Money Fund
WCMA Tax-Exempt Fund	BBIF Tax-Exempt Fund
WCMA Treasury Fund	BBIF Treasury Fund

This Supplement should be retained with your Prospectus and Statement of Additional Information for future reference.

Code #: PR&SAI-WCMA-SUP-0510